Other equity - Summary of Hedge Reserve (Detail) - Hedge reserve ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	₨ (590)		₨ (1,867)	₨ (618)
OCI for the year	1,227		(97)	(2,205)
Attributable to non-controlling interests	(67)		(53)	129
Amount transferred to property, plant and equipment	513		1,427	827
Ending balance	₨ 1,083	$ 12	₨ (590)	₨ (1,867)